UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SPC Financial, Inc.
Address: 3202 Tower Oaks Blvd. Suite 400
         Rockville, MD  20852

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mariann B. Miller
Title:     Chief Compliance Officer
Phone:     301-770-6800

Signature, Place, and Date of Signing:

 /s/  Mariann B. Miller     Rockville, MD     July 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    $169,799 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109      393     7600 SH       SOLE                        0        0     7600
AT&T INC                       COM              00206R102      376    11968 SH       SOLE                        0        0    11968
BAKER HUGHES INC               COM              057224107      660     9100 SH       SOLE                        0        0     9100
BECTON DICKINSON & CO          COM              075887109     1839    21340 SH       SOLE                        0        0    21340
CANADIAN NATL RY CO            COM              136375102     1476    18450 SH       SOLE                        0        0    18450
CHEVRON CORP NEW               COM              166764100      211     2055 SH       SOLE                        0        0     2055
DIODES INC                     COM              254543101      235     9000 SH       SOLE                        0        0     9000
DOMINION RES INC VA NEW        COM              25746U109     1774    36758 SH       SOLE                        0        0    36758
E M C CORP MASS                COM              268648102     2646    96061 SH       SOLE                        0        0    96061
EXXON MOBIL CORP               COM              30231G102      371     4560 SH       SOLE                        0        0     4560
GENERAL ELECTRIC CO            COM              369604103     2517   133443 SH       SOLE                        0        0   133443
HARLEY DAVIDSON INC            COM              412822108     2044    49895 SH       SOLE                        0        0    49895
INTERNATIONAL BUSINESS MACHS   COM              459200101      246     1436 SH       SOLE                        0        0     1436
ISHARES INC                    MSCI THAILAND    464286624     1815    28575 SH       SOLE                        0        0    28575
ISHARES INC                    MSCI SWEDEN      464286756     2845    89525 SH       SOLE                        0        0    89525
ISHARES INC                    MSCI S KOREA     464286772     3193    49125 SH       SOLE                        0        0    49125
ISHARES INC                    MSCI MEX INVEST  464286822     4840    77362 SH       SOLE                        0        0    77362
ISHARES SILVER TRUST           ISHARES          46428Q109     5671   167575 SH       SOLE                        0        0   167575
ISHARES TR                     DJ SEL DIV INX   464287168      270     5100 SH       SOLE                        0        0     5100
ISHARES TR                     BARCLYS TIPS BD  464287176    44221   399685 SH       SOLE                        0        0   399685
ISHARES TR                     TRANSP AVE IDX   464287192     1801    18380 SH       SOLE                        0        0    18380
ISHARES TR                     S&P500 GRW       464287309     3354    48272 SH       SOLE                        0        0    48272
ISHARES TR                     MSCI EAFE INDEX  464287465     4972    82675 SH       SOLE                        0        0    82675
ISHARES TR                     S&P MIDCAP 400   464287507     4692    48025 SH       SOLE                        0        0    48025
ISHARES TR                     S&P NA SOFTWR    464287515     1442    22765 SH       SOLE                        0        0    22765
ISHARES TR                     S&P NA TECH FD   464287549     1568    25270 SH       SOLE                        0        0    25270
ISHARES TR                     COHEN&ST RLTY    464287564     4013    55345 SH       SOLE                        0        0    55345
ISHARES TR                     CONS SRVC IDX    464287580     2210    30300 SH       SOLE                        0        0    30300
ISHARES TR                     S&P MC 400 GRW   464287606     6162    55540 SH       SOLE                        0        0    55540
ISHARES TR                     S&P MIDCP VALU   464287705     3353    39915 SH       SOLE                        0        0    39915
ISHARES TR                     DJ US REAL EST   464287739      441     7315 SH       SOLE                        0        0     7315
ISHARES TR                     DJ US INDUSTRL   464287754     1163    16575 SH       SOLE                        0        0    16575
ISHARES TR                     S&P SMLCAP 600   464287804     3585    48890 SH       SOLE                        0        0    48890
ISHARES TR                     DJ US BAS MATL   464287838     5791    73170 SH       SOLE                        0        0    73170
ISHARES TR                     S&P SMLCP VALU   464287879     4197    56505 SH       SOLE                        0        0    56505
ISHARES TR                     S&P SMLCP GROW   464287887     3496    43480 SH       SOLE                        0        0    43480
ISHARES TR                     LARGE VAL INDX   464288109     3279    52145 SH       SOLE                        0        0    52145
ISHARES TR                     DJ PHARMA INDX   464288836      829    11300 SH       SOLE                        0        0    11300
ISHARES TR                     DJ OIL EQUIP     464288844     2295    35900 SH       SOLE                        0        0    35900
ISHARES TR                     POLND INVT MKT   46429B606     2854    77585 SH       SOLE                        0        0    77585
LOCKHEED MARTIN CORP           COM              539830109      202     2492 SH       SOLE                        0        0     2492
MID-AMER APT CMNTYS INC        COM              59522J103     1808    26800 SH       SOLE                        0        0    26800
OGE ENERGY CORP                COM              670837103     1810    35970 SH       SOLE                        0        0    35970
ONEOK INC NEW                  COM              682680103     1258    17004 SH       SOLE                        0        0    17004
PANERA BREAD CO                CL A             69840W108      226     1800 SH       SOLE                        0        0     1800
PEPSICO INC                    COM              713448108      230     3260 SH       SOLE                        0        0     3260
POWERSHARES ETF TRUST II       DWA DEVEL MKTS   73936Q108      615    27300 SH       SOLE                        0        0    27300
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106    18476   364985 SH       SOLE                        0        0   364985
SPDR S&P 500 ETF TR            TR UNIT          78462F103      483     3659 SH       SOLE                        0        0     3659
SUSQUEHANNA BANCSHARES INC P   COM              869099101      340    42447 SH       SOLE                        0        0    42447
UDR INC                        COM              902653104      763    31076 SH       SOLE                        0        0    31076
UNION PAC CORP                 COM              907818108      604     5781 SH       SOLE                        0        0     5781
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      390     6900 SH       SOLE                        0        0     6900
VANGUARD INDEX FDS             SML CP GRW ETF   922908595      610     7100 SH       SOLE                        0        0     7100
VANGUARD INDEX FDS             SMALL CP ETF     922908751      606     7765 SH       SOLE                        0        0     7765
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      337     6934 SH       SOLE                        0        0     6934
WESTPAC BKG CORP               SPONSORED ADR    961214301      781     6500 SH       SOLE                        0        0     6500
WISCONSIN ENERGY CORP          COM              976657106     1120    35725 SH       SOLE                        0        0    35725